Schedule of Investments (unaudited)
January 31, 2025
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Argentina — 0.3%
YPF SA, 9.00%, 06/30/29(a)(b)	$150	$156,328
Azerbaijan — 0.4%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	200	202,100
Brazil — 2.7%
Banco do Brasil SA, 6.25%, 04/18/30(a)	200	200,600
Braskem Netherlands Finance BV, 4.50%, 01/10/28(a)	200	186,060
CSN Resources SA, 4.63%, 06/10/31(a)	200	156,340
Itau Unibanco Holding SA/Cayman Island, 3.88%, 04/15/31, (5-year CMT + 3.446%)(a)(c)	200	196,500
Petrobras Global Finance BV, 6.85%	100	89,575
Samarco Mineracao SA, 9.00%, 06/30/31, (9.00% PIK)(a)(d)	110	106,521
Suzano Austria GmbH, 5.00%, 01/15/30	200	192,672
Vale Overseas Ltd., 8.25%, 01/17/34	100	116,959
		1,245,227
Chile — 1.8%
Colbun SA, 3.15%, 03/06/30(a)	200	178,000
Corp. Nacional del Cobre de Chile
3.15%, 01/14/30(a)	200	178,900
4.50%, 08/01/47(a)	200	154,062
Enel Chile SA, 4.88%, 06/12/28	100	99,035
Inversiones CMPC SA, 6.13%, 02/26/34(a)	200	202,070
Latam Airlines Group SA, 13.38%, 10/15/29(a)	50	56,847
		868,914
China — 5.3%
Alibaba Group Holding Ltd., 4.50%, 11/28/34	200	185,148
Amipeace Ltd., 2.25%, 10/22/30(a)	200	174,884
Bank of Communications Co. Ltd., 3.80%, (5-year CMT + 3.345%)(a)(c)(e)	200	197,980
BOC Aviation Ltd., 3.50%, 09/18/27(a)	200	193,852
China Cinda 2020 I Management Ltd., 3.13%, 03/18/30(a)	200	180,184
China Construction Bank Corp., 2.45%, 06/24/30, (5-year CMT + 2.150%)(a)(c)	200	198,028
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	200	185,398
Huarong Finance II Co. Ltd., 4.88%, 11/22/26(a)	200	198,200
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.368%)(a)(c)(e)	200	194,500
Prosus NV, 4.19%, 01/19/32(a)	300	265,032
Sinopec Group Overseas Development 2018 Ltd., 2.70%, 05/13/30(a)	200	183,032
Tencent Holdings Ltd.
2.88%, 04/22/31(a)	200	176,804
3.84%, 04/22/51(a)	200	147,188
		2,480,230
Colombia — 1.0%
Avianca Midco 2 PLC, 9.00%, 12/01/28(a)	100	98,938
Ecopetrol SA
4.63%, 11/02/31	100	83,255
5.88%, 05/28/45	100	69,990
6.88%, 04/29/30	100	98,413
8.88%, 01/13/33	100	102,755
		453,351
Guatemala — 0.8%
CT Trust, 5.13%, 02/03/32(a)	200	179,190
Millicom International Cellular SA, 4.50%, 04/27/31(a)	200	176,480
		355,670
Security	Par (000)	Value
Hong Kong — 1.9%
AIA Group Ltd., 3.20%, 09/16/40(a)	$200	$148,810
Bank of East Asia Ltd. (The), 6.75%, 06/27/34, (5-year CMT + 2.550%)(a)(c)	250	247,597
FWD Group Holdings Ltd., 7.64%, 07/02/31(a)	200	212,205
Melco Resorts Finance Ltd., 5.25%, 04/26/26(a)	200	198,250
Prudential Funding Asia PLC, 3.13%, 04/14/30	50	45,671
Seaspan Corp., 5.50%, 08/01/29(a)	50	46,063
		898,596
India — 2.4%
Adani Ports & Special Economic Zone Ltd., 4.38%, 07/03/29(a)	200	176,756
Greenko Dutch BV, 3.85%, 03/29/26(a)	179	174,507
JSW Steel Ltd., 3.95%, 04/05/27(a)	200	191,660
Network i2i Ltd., 5.65%, (5-year CMT + 4.274%)(a)(c)(e)	200	199,563
Power Finance Corp. Ltd., 3.95%, 04/23/30(a)	200	186,430
Reliance Industries Ltd., 2.88%, 01/12/32(a)	250	213,030
		1,141,946
Indonesia — 1.2%
Freeport Indonesia PT, 5.32%, 04/14/32(a)	200	196,420
Minejesa Capital BV, 4.63%, 08/10/30(a)	172	167,729
Pertamina Persero PT, 5.63%, 05/20/43(a)	200	187,984
		552,133
Israel — 1.9%
Energian Israel Finance Ltd.
4.88%, 03/30/26(f)	50	49,500
5.88%, 03/30/31(f)	50	46,000
Israel Electric Corp. Ltd., 3.75%, 02/22/32(f)	200	175,052
Leviathan Bond Ltd., 6.50%, 06/30/27(f)	100	98,750
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	250	241,703
4.10%, 10/01/46	100	72,844
5.13%, 05/09/29	200	195,500
		879,349
Kazakhstan — 0.4%
KazMunayGas National Co. JSC, 3.50%, 04/14/33(a)	200	166,000
Kuwait — 0.8%
MEGlobal BV, 2.63%, 04/28/28(a)	200	182,000
NBK Tier 1 Financing 2 Ltd., 4.50%, (6-year CMT + 2.832%)(a)(c)(e)	200	197,500
		379,500
Luxembourg — 0.3%
Altice Financing SA, 5.00%, 01/15/28(a)	200	161,540
Macau — 1.0%
Sands China Ltd., 2.85%, 03/08/29	300	268,917
Wynn Macau Ltd., 5.63%, 08/26/28(a)	200	193,250
		462,167
Malaysia — 1.5%
Axiata SPV2 Bhd, 2.16%, 08/19/30(a)	200	171,252
Gohl Capital Ltd., 4.25%, 01/24/27(a)	200	195,020
Petronas Capital Ltd.
2.48%, 01/28/32(a)	200	167,412
4.55%, 04/21/50(a)	200	169,292
		702,976
Mexico — 2.9%
America Movil SAB de CV, 4.70%, 07/21/32	200	191,690
BBVA Bancomer SA/Texas, 5.13%, 01/18/33, (5-year CMT + 2.650%)(a)(c)	200	186,000
Cemex SAB de CV, 3.88%, 07/11/31(a)	200	176,250

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32	$150	$117,793
Grupo Televisa SAB, 6.63%, 01/15/40	50	45,000
Petroleos Mexicanos
6.38%, 01/23/45	100	66,300
6.63%, 06/15/35	30	23,595
6.70%, 02/16/32	100	86,695
6.75%, 09/21/47	200	136,900
6.88%, 08/04/26	100	98,390
7.69%, 01/23/50	100	74,600
8.75%, 06/02/29	100	98,995
Southern Copper Corp., 6.75%, 04/16/40	50	53,250
		1,355,458
Morocco — 0.4%
OCP SA, 6.88%, 04/25/44(a)	200	193,000
Panama — 0.3%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(a)	200	138,400
Peru — 0.9%
Banco de Credito del Peru SA, 3.13%, 07/01/30, (5-year CMT + 3.000%)(a)(c)	100	98,350
Consorcio Transmantaro SA, 4.70%, 04/16/34(a)	200	184,875
Petroleos del Peru SA, 4.75%, 06/19/32(a)	200	151,375
		434,600
Philippines — 0.4%
San Miguel Global Power Holdings Corp., 8.75%, (5-year CMT + 7.732%)(a)(c)(e)	200	207,375
Qatar — 1.0%
Ooredoo International Finance Ltd., 4.50%, 01/31/43(a)	200	178,262
Qatar Energy, 3.13%, 07/12/41(a)	200	146,196
QatarEnergy, 3.30%, 07/12/51(a)	200	136,312
		460,770
Saudi Arabia — 2.8%
Gaci First Investment Co.
5.00%, 01/29/29(a)	200	198,066
5.25%, 10/13/32(a)	200	197,292
Greensaif Pipelines Bidco SARL, 6.51%, 02/23/42(a)	200	203,687
Riyad Sukuk Ltd., 3.17%, 02/25/30, (5-year CMT + 1.791%)(a)(c)	200	199,376
SA Global Sukuk Ltd., 2.69%, 06/17/31(a)	200	173,250
Saudi Arabian Oil Co., 4.38%, 04/16/49(a)	200	158,570
Saudi Electricity Sukuk Programme Co., 5.19%, 02/13/34(a)	200	199,750
		1,329,991
Singapore — 1.2%
Oversea-Chinese Banking Corp. Ltd., 5.52%, 05/21/34, (5-year CMT + 1.030%)(a)(c)	200	202,916
SingTel Group Treasury Pte Ltd., 2.38%, 08/28/29(a)	200	180,812
United Overseas Bank Ltd., 2.00%, 10/14/31, (5-year CMT + 1.230%)(a)(c)	200	190,190
		573,918
South Africa — 1.1%
Anglo American Capital PLC
2.88%, 03/17/31(a)	200	173,582
3.95%, 09/10/50(a)	200	147,136
Sasol Financing USA LLC, 6.50%, 09/27/28	200	192,098
		512,816
Security	Par (000)	Value
South Korea — 2.1%
LG Energy Solution Ltd., 5.50%, 07/02/34(a)	$200	$193,308
POSCO, 5.75%, 01/17/28(a)	200	204,148
Shinhan Bank Co. Ltd., 1.38%, 10/21/26(a)	200	189,187
SK Hynix Inc., 6.38%, 01/17/28(a)	200	206,626
Woori Bank, 4.88%, 01/26/28(a)	200	200,120
		993,389
Taiwan — 1.3%
TSMC Arizona Corp.
3.13%, 10/25/41	200	151,800
3.88%, 04/22/27	300	294,951
TSMC Global Ltd., 2.25%, 04/23/31(a)	200	171,262
		618,013
Thailand — 1.1%
Bangkok Bank PCL/Hong Kong, 3.73%, 09/25/34, (5-year CMT + 1.900%)(a)(c)	200	182,350
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31, (5-year CMT + 1.700%)(a)(c)	200	192,184
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(a)	200	122,576
		497,110
Turkey — 0.9%
Turkiye Vakiflar Bankasi TAO, 8.99%, 10/05/34, (5-year CMT + 4.669%)(a)(c)	200	207,760
Yapi ve Kredi Bankasi A/S, 9.25%, 01/17/34, (5-year CMT + 5.278%)(a)(c)	200	209,500
		417,260
United Arab Emirates — 2.5%
Abu Dhabi National Energy Co. PJSC, 6.50%, 10/27/36(a)	100	108,774
DIB Sukuk Ltd., 4.80%, 08/16/28(a)	200	197,938
DP World Ltd./United Arab Emirates, 6.85%, 07/02/37(a)	100	107,750
Emirates NBD Bank PJSC, 5.88%, 10/11/28(a)	200	205,650
First Abu Dhabi Bank PJSC, 4.50%, (5-year CMT + 4.138%)(a)(c)(e)	200	196,500
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 03/31/34(a)	155	134,562
MDGH GMTN RSC Ltd., 5.50%, 04/28/33(a)	200	202,810
		1,153,984
United Kingdom — 2.3%
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29(a)	300	275,439
Standard Chartered PLC
4.64%, 04/01/31, (1-year CMT + 3.850%)(a)(c)	200	193,236
5.91%, 05/14/35, (10-year CMT + 1.450%)(a)(c)	200	201,272
6.17%, 01/09/27, (1-year CMT + 2.050%)(a)(c)	200	202,092
6.30%, 01/09/29, (1-year CMT + 2.450%)(a)(c)	200	206,138
		1,078,177
United States — 0.6%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 05/15/32	100	84,281
5.75%, 04/01/33	87	87,031
Las Vegas Sands Corp., 3.90%, 08/08/29	100	93,153
		264,465
Zambia — 0.4%
First Quantum Minerals Ltd., 6.88%, 10/15/27(a)	200	198,690
Total Corporate Bonds & Notes — 45.9% (Cost: $21,292,230)		21,533,443

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Foreign Government Obligations
Angola — 0.6%
Angolan Government International Bond, 8.75%, 04/14/32(a)	$300	$266,439
Argentina — 2.1%
Argentine Republic Government International Bond
1.00%, 07/09/29(g)	45	35,185
1.75%, 07/09/30(b)(g)	378	283,422
4.88%, 07/09/41(b)(g)	220	139,089
5.00%, 07/09/35(b)(g)	520	352,508
5.00%, 01/09/38(b)	225	162,062
5.00%, 07/09/46(b)	49	32,831
		1,005,097
Bahrain — 1.7%
Bahrain Government International Bond
5.63%, 09/30/31(a)	200	188,750
5.63%, 05/18/34(a)	200	183,510
7.38%, 05/14/30(a)	200	208,008
CBB International Sukuk Programme Co., 6.25%, 10/18/30(a)	200	204,056
		784,324
Brazil — 1.1%
Brazilian Government International Bond
3.88%, 06/12/30	200	179,080
5.63%, 01/07/41	100	86,997
5.63%, 02/21/47	200	159,800
8.25%, 01/20/34	100	110,265
		536,142
Chile — 1.0%
Chile Government International Bond
2.45%, 01/31/31	200	171,900
4.00%, 01/31/52	200	149,270
4.34%, 03/07/42	200	168,050
		489,220
China — 0.4%
China Government International Bond, 1.75%, 10/26/31(a)	200	171,186
Colombia — 1.7%
Colombia Government International Bond
4.13%, 02/22/42	200	126,900
4.13%, 05/15/51	200	114,900
4.50%, 03/15/29	200	186,000
6.13%, 01/18/41	200	163,200
8.00%, 04/20/33	200	204,904
		795,904
Costa Rica — 0.4%
Costa Rica Government International Bond, 7.30%, 11/13/54(a)	200	209,300
Dominican Republic — 2.0%
Dominican Republic International Bond
4.50%, 01/30/30(a)	150	138,412
4.88%, 09/23/32(a)	150	134,925
5.30%, 01/21/41(a)	150	128,100
5.50%, 02/22/29(a)	200	195,450
6.40%, 06/05/49(a)	150	142,110
6.85%, 01/27/45(a)	100	99,675
7.45%, 04/30/44(a)	100	105,811
		944,483
Security	Par (000)	Value
Ecuador — 0.8%
Ecuador Government International Bond
0.00%, 07/31/30(a)(h)	$25	$15,837
6.90%, 07/31/30(a)(b)	135	104,055
6.90%, 07/31/35(a)(b)	267	174,434
6.90%, 07/31/40(a)(b)	120	70,620
		364,946
Egypt — 1.5%
Egypt Government International Bond
7.30%, 09/30/33(a)	200	171,632
7.60%, 03/01/29(a)	200	194,788
7.63%, 05/29/32(a)	200	178,982
8.88%, 05/29/50(a)	200	164,498
		709,900
El Salvador — 0.3%
El Salvador Government International Bond, 9.25%, 04/17/30(a)	150	158,483
Ghana — 0.6%
Ghana Government International Bond
0.00%, 07/03/26(a)(h)	7	6,721
0.00%, 01/03/30(a)(h)	15	11,742
6.00%, 07/03/29(a)(b)	148	131,585
6.00%, 07/03/35(a)(b)	179	130,738
		280,786
Hungary — 1.6%
Hungary Government International Bond
5.25%, 06/16/29(a)	300	296,250
5.50%, 06/16/34(a)	200	192,938
6.75%, 09/25/52(a)	200	206,688
7.63%, 03/29/41	40	44,691
		740,567
India — 0.4%
Export-Import Bank of India, 3.25%, 01/15/30(a)	200	182,930
Indonesia — 2.4%
Indonesia Government International Bond
3.70%, 10/30/49	200	148,017
3.85%, 10/15/30	200	187,876
4.55%, 01/11/28	200	198,438
4.85%, 01/11/33	200	193,356
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(a)	200	191,913
5.20%, 07/02/34(a)	200	198,098
		1,117,698
Ivory Coast — 0.4%
Ivory Coast Government International Bond, 8.25%, 01/30/37(a)	200	194,562
Jamaica — 0.5%
Jamaica Government International Bond, 8.00%, 03/15/39(g)	200	231,100
Jordan — 0.4%
Jordan Government International Bond, 5.85%, 07/07/30(a)	200	184,546
Kazakhstan — 0.5%
Kazakhstan Government International Bond, 6.50%, 07/21/45(a)	200	215,125

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kenya — 0.4%
Republic of Kenya Government International Bond, 8.00%, 05/22/32(a)	$200	$182,360
Kuwait — 0.4%
Kuwait International Government Bond, 3.50%, 03/20/27(a)	200	194,812
Lebanon — 0.1%
Lebanon Government International Bond
6.60%, 11/27/26(a)(i)	200	31,800
6.65%, 02/26/30(a)(i)(j)	150	23,850
		55,650
Mexico — 1.9%
Mexico Government International Bond
3.50%, 02/12/34	200	159,600
4.28%, 08/14/41	200	147,375
5.00%, 04/27/51	200	149,900
5.55%, 01/21/45(g)	50	43,050
6.00%, 05/07/36	200	188,882
6.35%, 02/09/35	200	196,237
		885,044
Morocco — 0.4%
Morocco Government International Bond, 6.50%, 09/08/33(a)	200	205,914
Nigeria — 1.2%
Nigeria Government International Bond
7.70%, 02/23/38(a)	200	165,496
8.38%, 03/24/29(a)	200	195,424
8.75%, 01/21/31(a)	200	195,562
		556,482
Oman — 2.0%
Oman Government International Bond
5.63%, 01/17/28(a)	300	301,500
6.00%, 08/01/29(a)	200	203,252
6.75%, 10/28/27(a)	200	206,774
6.75%, 01/17/48(a)	200	203,834
		915,360
Pakistan — 0.4%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	200	186,876
Panama — 1.7%
Panama Government International Bond
2.25%, 09/29/32	300	214,350
3.16%, 01/23/30	200	170,480
3.87%, 07/23/60	200	106,996
4.50%, 04/16/50	200	126,298
8.00%, 03/01/38	200	203,300
		821,424
Paraguay — 0.4%
Paraguay Government International Bond, 4.95%, 04/28/31(a)	200	192,563
Peru — 1.5%
Peruvian Government International Bond
2.78%, 01/23/31	200	171,940
3.00%, 01/15/34	100	80,835
3.30%, 03/11/41	50	36,188
3.55%, 03/10/51	50	33,750
3.60%, 01/15/72	100	61,156
Security	Par (000)	Value
Peru (continued)
5.38%, 02/08/35	$150	$144,803
5.63%, 11/18/50	200	186,562
		715,234
Philippines — 2.0%
Philippine Government International Bond
1.65%, 06/10/31	200	162,876
3.00%, 02/01/28	200	189,420
3.20%, 07/06/46	200	136,955
3.75%, 01/14/29	200	191,140
3.95%, 01/20/40	200	165,500
6.38%, 10/23/34	100	107,000
		952,891
Poland — 2.3%
Bank Gospodarstwa Krajowego
5.38%, 05/22/33(a)	200	195,964
5.75%, 07/09/34(a)	200	199,080
Republic of Poland Government International Bond
3.25%, 04/06/26	60	59,170
4.88%, 10/04/33	100	96,604
5.13%, 09/18/34	100	97,353
5.50%, 11/16/27	70	71,576
5.50%, 04/04/53	130	120,901
5.50%, 03/18/54	200	185,966
5.75%, 11/16/32	70	71,736
		1,098,350
Qatar — 1.9%
Qatar Government International Bond
3.75%, 04/16/30(a)	200	190,750
4.40%, 04/16/50(a)	200	170,000
4.75%, 05/29/34(a)	200	198,625
5.10%, 04/23/48(a)	200	189,562
9.75%, 06/15/30(a)	100	123,525
		872,462
Romania — 1.4%
Romanian Government International Bond
3.00%, 02/14/31(a)	100	82,125
3.63%, 03/27/32(a)	100	82,437
4.00%, 02/14/51(a)	100	62,863
5.25%, 11/25/27(a)	150	147,675
6.13%, 01/22/44(a)	100	87,749
6.38%, 01/30/34(a)	100	95,285
7.63%, 01/17/53(a)	100	99,874
		658,008
Saudi Arabia — 2.7%
Saudi Government International Bond
3.25%, 10/26/26(a)	200	195,500
3.63%, 03/04/28(a)	200	192,500
3.75%, 01/21/55(a)	200	136,000
4.38%, 04/16/29(a)	200	195,500
4.50%, 10/26/46(a)	200	163,750
5.00%, 04/17/49(a)	200	173,750
5.50%, 10/25/32(a)	200	202,250
		1,259,250
Senegal — 0.4%
Senegal Government International Bond, 6.25%, 05/23/33(a)	200	164,750
Serbia — 0.4%
Serbia International Bond, 6.00%, 06/12/34(a)	200	198,390

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Africa — 1.0%
Republic of South Africa Government International Bond
5.00%, 10/12/46	$200	$138,000
5.75%, 09/30/49	200	149,500
5.88%, 04/20/32	200	188,250
		475,750
South Korea — 0.8%
Korea Electric Power Corp., 5.38%, 04/06/26(a)	200	201,280
Korea Gas Corp., 3.88%, 07/13/27(a)	200	196,284
		397,564
Sri Lanka — 0.6%
Sri Lanka Government International Bond
3.35%, 01/15/30(a)(b)	42	36,101
4.00%, 04/15/28(a)	49	46,026
8.75%, 03/15/33(a)(b)	81	64,390
9.25%, 06/15/35(a)(b)	55	38,642
9.50%, 05/15/36(a)(b)	38	30,846
9.75%, 02/15/38(a)(b)	76	62,367
		278,372
Supranational — 0.8%
Africa Finance Corp., 3.75%, 10/30/29(a)	200	181,504
African Export-Import Bank (The), 3.99%, 09/21/29(a)	200	184,438
		365,942
Turkey — 3.0%
Hazine Mustesarligi Varlik Kiralama AS, 8.51%, 01/14/29(a)	200	212,980
Turkey Government International Bond
5.25%, 03/13/30	200	187,592
6.00%, 03/25/27	200	200,842
7.63%, 05/15/34	200	205,188
9.88%, 01/15/28	200	220,750
Turkiye Government International Bond
5.75%, 05/11/47	200	154,044
9.38%, 01/19/33	200	226,062
		1,407,458
Ukraine — 0.7%
Ukraine Government International Bond
6.00%, 02/01/29(a)(b)	22	15,208
7.75%, 02/01/34(a)(b)	171	87,988
7.75%, 02/01/35(a)(b)	254	144,394
7.75%, 02/01/36(a)(b)	131	74,634
		322,224
United Arab Emirates — 1.8%
Abu Dhabi Government International Bond
1.88%, 09/15/31(a)	200	166,034
3.13%, 10/11/27(a)	200	192,420
4.13%, 10/11/47(a)	200	160,546
Finance Department Government of Sharjah, 4.00%, 07/28/50(a)	200	127,964
UAE International Government Bond, 4.05%, 07/07/32(a)	200	189,688
		836,652
Security	Par (000)	Value
Uruguay — 1.2%
Oriental Republic of Uruguay, 5.25%, 09/10/60	$85	$76,313
Uruguay Government International Bond
4.38%, 10/27/27	110	109,186
4.38%, 01/23/31	100	97,430
4.98%, 04/20/55	110	96,055
5.10%, 06/18/50	200	181,960
		560,944
Total Foreign Government Obligations — 51.8% (Cost: $23,623,678)		24,343,464
Total Long-Term Investments — 97.7% (Cost: $44,915,908)		45,876,907
	Shares
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(k)(l)(m)	720,000	720,000
Total Short-Term Securities — 1.5% (Cost: $720,000)		720,000
Total Investments — 99.2% (Cost: $45,635,908)		46,596,907
Other Assets Less Liabilities — 0.8%		358,559
Net Assets — 100.0%		$46,955,466

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Perpetual security with no stated maturity date.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	All or a portion of this security is on loan.
(h)	Zero-coupon bond.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Non-income producing security.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,267,302	$—	$(547,302)(a)	$—	$—	$720,000	720,000	$7,591 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$21,533,443	$—	$21,533,443
Foreign Government Obligations	—	24,343,464	—	24,343,464
Short-Term Securities
Money Market Funds	720,000	—	—	720,000
	$720,000	$45,876,907	$—	$46,596,907

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CJSC	Closed Joint Stock Company
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
PIK	Payment-in-kind
PJSC	Public Joint Stock Company